Expense Example {- Fidelity Series Government Bond Index Fund} - 08.31 Fidelity Series Government Bond Index Fund PRO-03 - Fidelity Series Government Bond Index Fund - Fidelity Series Government Bond Index Fund
Oct. 30, 2020 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none